INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Disclosure of detailed information about inventories

	December 31,	December 31,
	2019	2018
Concentrate	$968	$1,094
Ore stockpiles	15,417	620
Materials and supplies	15,400	4,238
Gold in circuit	902	—
Gold bullion	2,430	—
Silver bullion	3	3
	$35,120	$5,955